Schedule of reconciliation of provision of income tax (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Percent	25.00%	25.00%